N-2	May 22, 2024
Cover [Abstract]
Entity Central Index Key	0001370755
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	BlackRock TCP Capital Corp.
Entity Address, Address Line One	2951 28th Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	(310)
Local Phone Number	566-1003
Contact Personnel Name	Rajneesh Vig
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false